Leases - Summary of Supplemental Cash Flow Information Related to Leases (Parenthetical) (Details) - UNITED WHOLESALE MORTGAGE, LLC - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease [Line Items]
Operating lease right-of-use assets obtained in exchange for operating leases liabilities	$ 27,630	$ 82,300
Accounting Standards Update 2016-02
Lease [Line Items]
Operating lease right-of-use assets obtained in exchange for operating leases liabilities		$ 76,000